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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/02
                                               -----------------------

Check Here if Amendment / /:  Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 -------------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL 60601
                 -------------------------------------------------

                 -------------------------------------------------

                 -------------------------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard Boberg
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Richard Boberg                Chicago, Illinois   February 10, 2003
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total: $ 26,451
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                           FORM 13F INFORMATION TABLE
                                   12/31/2002

          COLUMN 1          COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5             COLUMN 6        COLUMN 7          COLUMN 8
          --------          --------  --------   ---------      --------             --------        --------          --------
                             TITLE                 VALUE       SHARES OR      INVESTMENT DISCRETION                VOTING AUTHORITY
       NAME OF ISSUER       OF CLASS    CUSIP    (X$1000)   PRINCIPLE AMOUNT  SOLE   SHARED   OTHER  MANAGERS    SOLE   SHARED  NONE
       --------------       --------    -----    ---------  ----------------  ----   ------   -----  --------    ----   ------  ----
AETNA INC NEW               Com       00817Y108        945         22,977 SH    X                    Longview    22,977
ALLTEL CORP                 Com       020039103      2,901         56,873 SH    X                    Longview    56,873
AMERICAN INTL GROUP INC     Com       026874107        308          5,329 SH    X                    Longview     5,329
BANK ONE CORP               Com       06423A103     12,204        333,908 SH    X                    Longview   333,908
EMERSON ELEC CO             Com       291011104      2,903         57,082 SH    X                    Longview    57,082
GENERAL DYNAMICS CORP       Com       369550108      1,142         14,385 SH    X                    Longview    14,385
GENERAL ELEC CO             Com       369604103        437         17,955 SH    X                    Longview    17,955
HILTON HOTELS CORP          Com       432848109      1,494        117,547 SH    X                    Longview   117,547
LABORATORY CORP AMER HLDGS  Com New   50540R409        245         10,559 SH    X                    Longview    10,559
MAYTAG CORP                 Com       578592107        992         34,822 SH    X                    Longview    34,822
PARK PL ENTMT CORP          Com       700690100        987        117,547 SH    X                    Longview   117,547
PFIZER INC                  Com       717081103        393         12,852 SH    X                    Longview    12,852
SUNGARD DATA SYS INC        Com       867363103        445         18,898 SH    X                    Longview    18,898
US BANCORP DEL              Com New   902973304      1,055         49,699 SH    X                    Longview    49,699

TOTAL                                               26,451        870,432                                       870,432

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.